REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax		$ 156,716	$ 75,466	$ 541,459	$ 665,623	$ 815,391
Trade Accounts Receivable [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax			$ 2,983		48,165
Accounts Receivable [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					$ 48,165	$ 56,639